Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	pimcofunds-20141205_SupplementTextBlock

PIMCO Funds

Supplement Dated December 5, 2014 to the
Asset Allocation Funds Prospectus, dated July 31, 2014,
as supplemented from time to time (the "Prospectus")

Disclosure Related to PIMCO RealRetirement® Income and Distribution Fund,
PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2020 Fund,
PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund,
PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund,
PIMCO RealRetirement® 2045 Fund and PIMCO RealRetirement® 2050 Fund
(each a "Fund")

IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS'
ALLOCATION GLIDE PATH, PERMISSIBLE RANGES OF
TACTICAL ALLOCATION ADJUSTMENTS, FUND NAMES AND OTHER MATTERS

Effective December 31, 2014, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectus is deleted and replaced with the following:

Additionally, effective December 31, 2014, the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectus is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Permissible Range	Target Allocation	Permissible Range	Target Allocation	Permissible Range
40	72.5%	40.0-80.0%	12.5%	5.0-20.0%	15.0%	0.0-55.0%
30	70.0%	40.0-77.5%	12.5%	5.0-20.0%	17.5%	2.5-55.0%
20	60.0%	30.0-67.5%	12.5%	5.0-20.0%	27.5%	12.5-65.0%
10	42.5%	10.0-50.0%	10.0%	2.5-17.5%	47.5%	32.5-87.5%
0	27.5%	5.0-35.0%	7.5%	0.0-15.0%	65.0%	50.0-95.0%

Additionally, effective December 31, 2014, the PIMCO RealRetirement® 2050 Fund's broad-based securities market index is the Real Return Target 2050 Index. Therefore, effective December 31, 2014, the second paragraph in the PIMCO RealRetirement® 2050 Fund's Fund Summary—Performance Information section in the Prospectus is deleted in its entirety and replaced with the following:

Effective December 31, 2014, the Fund's broad-based securities market index is the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 2046 to December 2050.

Additionally, effective December 31, 2014, the following disclosure is added above the row relating to the Real Return Target 2040+ Index in the Average Annual Total Returns table in the PIMCO RealRetirement® 2050 Fund's Fund Summary—Performance Information section in the Prospectus:

	1 year	5 year	Since Inception (03/31/2008)
Real Return Target 2050 Index (reflects no deductions for fees, expenses or taxes)	12.90%	13.06%	3.59%

PIMCO Funds

Supplement Dated December 5, 2014 to the
PIMCO RealRetirement® 2055 Fund Prospectus, dated November 7, 2014, as supplemented from time to time (the "Prospectus")

Disclosure Related to PIMCO RealRetirement® 2055 Fund (the "Fund")

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND'S
ALLOCATION GLIDE PATH, PERMISSIBLE RANGES OF
TACTICAL ALLOCATION ADJUSTMENTS, FUND NAME AND OTHER MATTERS

Effective December 31, 2014, the chart illustrating the Fund's Allocation Glide Path in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectus is deleted and replaced with the following:

Additionally, effective December 31, 2014, the table setting forth the Fund's permissible range of tactical allocation adjustments in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectus is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Permissible Range	Target Allocation	Permissible Range	Target Allocation	Permissible Range
40	72.5%	40.0-80.0%	12.5%	5.0-20.0%	15.0%	0.0-55.0%
30	70.0%	40.0-77.5%	12.5%	5.0-20.0%	17.5%	2.5-55.0%
20	60.0%	30.0-67.5%	12.5%	5.0-20.0%	27.5%	12.5-65.0%
10	42.5%	10.0-50.0%	10.0%	2.5-17.5%	47.5%	32.5-87.5%
0	27.5%	5.0-35.0%	7.5%	0.0-15.0%	65.0%	50.0-95.0%

(PIMCO RealRetirement Income and Distribution Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Permissible Range	Target Allocation	Permissible Range	Target Allocation	Permissible Range
40	72.5%	40.0-80.0%	12.5%	5.0-20.0%	15.0%	0.0-55.0%
30	70.0%	40.0-77.5%	12.5%	5.0-20.0%	17.5%	2.5-55.0%
20	60.0%	30.0-67.5%	12.5%	5.0-20.0%	27.5%	12.5-65.0%
10	42.5%	10.0-50.0%	10.0%	2.5-17.5%	47.5%	32.5-87.5%
0	27.5%	5.0-35.0%	7.5%	0.0-15.0%	65.0%	50.0-95.0%

Additionally, effective December 31, 2014, the PIMCO RealRetirement® 2050 Fund's broad-based securities market index is the Real Return Target 2050 Index. Therefore, effective December 31, 2014, the second paragraph in the PIMCO RealRetirement® 2050 Fund's Fund Summary—Performance Information section in the Prospectus is deleted in its entirety and replaced with the following:

Effective December 31, 2014, the Fund's broad-based securities market index is the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 2046 to December 2050.

(PIMCO RealRetirement Income and Distribution Fund) | Real Return Target 2050 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	13.06%
Since Inception (03/31/2008)	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO RealRetirement 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Permissible Range	Target Allocation	Permissible Range	Target Allocation	Permissible Range
40	72.5%	40.0-80.0%	12.5%	5.0-20.0%	15.0%	0.0-55.0%
30	70.0%	40.0-77.5%	12.5%	5.0-20.0%	17.5%	2.5-55.0%
20	60.0%	30.0-67.5%	12.5%	5.0-20.0%	27.5%	12.5-65.0%
10	42.5%	10.0-50.0%	10.0%	2.5-17.5%	47.5%	32.5-87.5%
0	27.5%	5.0-35.0%	7.5%	0.0-15.0%	65.0%	50.0-95.0%

Additionally, effective December 31, 2014, the PIMCO RealRetirement® 2050 Fund's broad-based securities market index is the Real Return Target 2050 Index. Therefore, effective December 31, 2014, the second paragraph in the PIMCO RealRetirement® 2050 Fund's Fund Summary—Performance Information section in the Prospectus is deleted in its entirety and replaced with the following:

Effective December 31, 2014, the Fund's broad-based securities market index is the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 2046 to December 2050.

(PIMCO RealRetirement 2020 Fund) | Real Return Target 2050 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	13.06%
Since Inception (03/31/2008)	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO RealRetirement 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Permissible Range	Target Allocation	Permissible Range	Target Allocation	Permissible Range
40	72.5%	40.0-80.0%	12.5%	5.0-20.0%	15.0%	0.0-55.0%
30	70.0%	40.0-77.5%	12.5%	5.0-20.0%	17.5%	2.5-55.0%
20	60.0%	30.0-67.5%	12.5%	5.0-20.0%	27.5%	12.5-65.0%
10	42.5%	10.0-50.0%	10.0%	2.5-17.5%	47.5%	32.5-87.5%
0	27.5%	5.0-35.0%	7.5%	0.0-15.0%	65.0%	50.0-95.0%

Additionally, effective December 31, 2014, the PIMCO RealRetirement® 2050 Fund's broad-based securities market index is the Real Return Target 2050 Index. Therefore, effective December 31, 2014, the second paragraph in the PIMCO RealRetirement® 2050 Fund's Fund Summary—Performance Information section in the Prospectus is deleted in its entirety and replaced with the following:

Effective December 31, 2014, the Fund's broad-based securities market index is the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 2046 to December 2050.

(PIMCO RealRetirement 2030 Fund) | Real Return Target 2050 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	13.06%
Since Inception (03/31/2008)	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO RealRetirement 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Permissible Range	Target Allocation	Permissible Range	Target Allocation	Permissible Range
40	72.5%	40.0-80.0%	12.5%	5.0-20.0%	15.0%	0.0-55.0%
30	70.0%	40.0-77.5%	12.5%	5.0-20.0%	17.5%	2.5-55.0%
20	60.0%	30.0-67.5%	12.5%	5.0-20.0%	27.5%	12.5-65.0%
10	42.5%	10.0-50.0%	10.0%	2.5-17.5%	47.5%	32.5-87.5%
0	27.5%	5.0-35.0%	7.5%	0.0-15.0%	65.0%	50.0-95.0%

Additionally, effective December 31, 2014, the PIMCO RealRetirement® 2050 Fund's broad-based securities market index is the Real Return Target 2050 Index. Therefore, effective December 31, 2014, the second paragraph in the PIMCO RealRetirement® 2050 Fund's Fund Summary—Performance Information section in the Prospectus is deleted in its entirety and replaced with the following:

Effective December 31, 2014, the Fund's broad-based securities market index is the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 2046 to December 2050.

(PIMCO RealRetirement 2040 Fund) | Real Return Target 2050 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	13.06%
Since Inception (03/31/2008)	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO RealRetirement 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Permissible Range	Target Allocation	Permissible Range	Target Allocation	Permissible Range
40	72.5%	40.0-80.0%	12.5%	5.0-20.0%	15.0%	0.0-55.0%
30	70.0%	40.0-77.5%	12.5%	5.0-20.0%	17.5%	2.5-55.0%
20	60.0%	30.0-67.5%	12.5%	5.0-20.0%	27.5%	12.5-65.0%
10	42.5%	10.0-50.0%	10.0%	2.5-17.5%	47.5%	32.5-87.5%
0	27.5%	5.0-35.0%	7.5%	0.0-15.0%	65.0%	50.0-95.0%

Additionally, effective December 31, 2014, the PIMCO RealRetirement® 2050 Fund's broad-based securities market index is the Real Return Target 2050 Index. Therefore, effective December 31, 2014, the second paragraph in the PIMCO RealRetirement® 2050 Fund's Fund Summary—Performance Information section in the Prospectus is deleted in its entirety and replaced with the following:

Effective December 31, 2014, the Fund's broad-based securities market index is the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 2046 to December 2050.

(PIMCO RealRetirement 2050 Fund) | Real Return Target 2050 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	13.06%
Since Inception (03/31/2008)	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO RealRetirement 2055)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Permissible Range	Target Allocation	Permissible Range	Target Allocation	Permissible Range
40	72.5%	40.0-80.0%	12.5%	5.0-20.0%	15.0%	0.0-55.0%
30	70.0%	40.0-77.5%	12.5%	5.0-20.0%	17.5%	2.5-55.0%
20	60.0%	30.0-67.5%	12.5%	5.0-20.0%	27.5%	12.5-65.0%
10	42.5%	10.0-50.0%	10.0%	2.5-17.5%	47.5%	32.5-87.5%
0	27.5%	5.0-35.0%	7.5%	0.0-15.0%	65.0%	50.0-95.0%